Description of Business - Schedule of Error Corrections and Prior Period Adjustments (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss) per ordinary share - Basic	$ (3.86)	$ (8.17)	$ (15.86)	$ (13.45)	$ (36.88)
Net income (loss) per ordinary share - Diluted	$ (3.86)	$ (8.17)	$ (15.86)	$ (13.45)	$ (36.88)
Weighted average shares outstanding - Basic	21,419,222	8,125,747	8,571,157	5,372,798	4,427,061
Weighted average shares outstanding - Diluted	21,419,222	8,125,747	8,571,157	5,372,798	4,427,061
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss) per ordinary share - Basic		$ (9.13)
Net income (loss) per ordinary share - Diluted		$ (9.13)
Weighted average shares outstanding - Basic		7,277,677
Weighted average shares outstanding - Diluted		7,277,677
Revision of Prior Period, Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss) per ordinary share - Basic		$ 0.96
Net income (loss) per ordinary share - Diluted		$ 0.96
Weighted average shares outstanding - Basic		848,070
Weighted average shares outstanding - Diluted		848,070
As Restated
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss) per ordinary share - Basic		$ (8.17)
Net income (loss) per ordinary share - Diluted		$ (8.17)
Weighted average shares outstanding - Basic		8,125,747
Weighted average shares outstanding - Diluted		8,125,747